Non-Controlling Interest in Consolidated Subsidiaries - Summarized Financial Information (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) [1]	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2022 MXN ($)
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Total current assets	$ 11,616		$ 230,718		$ 226,449
Total non-current assets	29,357		506,782		572,366
Total current liabilities	9,073		136,723		176,922
Total non-current liabilities	14,572		265,660		284,092
Total revenue	34,531	$ 673,202	556,261	$ 492,966
Net cash flows generated from operating activities	3,723	72,576	73,090	53,173
Net cash flows used in investing activities	(2,383)	(46,432)	(46,175)	(31,367)
Net cash flows used in financing activities	$ (1,842)	(35,898)	(36,989)	$ 19,575
Coca-Cola FEMSA
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Total current assets			80,364		79,212
Total non-current assets			191,203		198,783
Total current liabilities			46,221		57,960
Total non-current liabilities			97,774		$ 88,159
Total revenue		226,740	194,804
Consolidated net income		19,626	16,331
Consolidated comprehensive income for the year, net of tax		15,767	15,764
Net cash flows generated from operating activities		35,491	32,721
Net cash flows used in investing activities		(19,597)	(9,547)
Net cash flows used in financing activities		$ (20,847)	$ (20,263)

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3